Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Schedule of inventories
		Biological asset
		fair value
	Capitalized cost	adjustment	Impairment	Carrying value
	$	$	$	$
Harvested cannabis
Work in process	1,576,556	(431,627)	(605,598)	539,331
Finished good	82,463	15,707	(76,979)	21,191
	1,659,019	(415,920)	(682,577)	560,522
Hemp products
Raw materials	100,000	—	—	100,000
	100,000	—	—	100,000
Other inventory
Supplies	282,417			282,417
	282,417	—	—	282,417

	2,041,436	(415,920)	(682,577)	942,939